LEASES	6 Months Ended
Jun. 30, 2021
LEASES
NOTE 12 - LEASES

NOTE 12 — LEASES

The Company’s main operating subsidiary, China Liberal Beijing, leases office spaces for its headquarter office and local branches under non-cancelable operating lease agreements with various expiration dates between 2019 and 2021. Lease expense for the six months ended June 30, 2021 and 2020 was $55,494 and $113,025, respectively.

As of June 30, 2021 and December 31, 2020, the remaining lease term was one year and one-and-a-half years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases was 3.95% and 3.95%, as of June 30, 2021 and December 31, 2020, respectively.

Supplemental balance sheet information related to operating leases was as follows:

As of June 30, 2021
Right-of-use assets	$182,440
Right-of-use asset - accumulated amortization	(89,460)
Right-of-use assets, Net	92,980

Operating lease liabilities, current	92,980
Operating lease liabilities, noncurrent	-
Total operating lease liabilities	$92,980

As of June 30, 2021, maturities of operating lease liabilities were as follows:

Maturity of Operating Lease Liabilities
2022	$94,348
Total future minimum lease payments	94,348
Less imputed interest	(1,368)
Total	$92,980